Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Liquidity and Capital Resources (Textual)
Cash	$ 434,533	$ 42,845	$ 507,616	$ 111,586
Working capital deficit	1,644,401		1,382,325
Net loss	(542,207)	$ (406,945)	(1,343,412)	$ (1,393,544)	[1]
Principal repayment	$ 125,000		$ 125,000
Revenue, description	While the volume of processing transactions by merchants in March was relatively in-line with the Company’s expectations that the number of transactions during March would be below the prior year because states in the United States began to implement stay-at-home orders, the number of transactions and resulting revenue was approximately 15% lower in March than in February and 40% lower than March during the month of April.		While the volume of processing transactions by merchants in March was relatively in-line with the Company’s expectations, it is expected that the number of transactions and resulting revenue could be as much as 40% lower than March during the month of April.
Loan maturity date	Apr. 09, 2022		Apr. 09, 2022
Loan and security agreement, description	The purpose of Amendment No. 4 was to extend the Maturity Date of the indebtedness to April 9, 2022 and to waive any outstanding events of default. In consideration for the foregoing, the Credit Agreement was amended to include a new principal repayment schedule under the note whereby the Company paid an amount equal to $125,000 upon execution of Amendment No. 4 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020, and on the first business day of each calendar month thereafter until the required balloon payment on April 9, 2022.		The purpose of Amendment No. 4 was to extend the Maturity Date of the indebtedness to April 9, 2022 and to waive any outstanding events of default. In consideration for the foregoing, the Credit Agreement was amended to include a new principal repayment schedule under the note whereby the Company paid an amount equal to $125,000 upon execution of Amendment No. 4 and the Company agreed to make a monthly payment of $25,000 per month, commencing May 1, 2020, and on the first business day of each calendar month thereafter until the required balloon payment on April 9, 2022
Defer receiving payment	$ 1,005,020		$ 993,458
Fixed Charge Coverage Ratio	1.20:1.00		1.20:1.00
Net revenue, description	Net revenue of the Company shall not be less than $9,000,000 until June 30, 2021 and $10,000,000 from and after July 1, 2021, on a trailing twelve-month basis.		Net revenue of the Company shall not be less than $9,000,000 until June 30, 2021 and $10,000,000 from and after July 1, 2021, on a trailing twelve-month basis.
Business transactions, description	The number of transactions during March would be below the prior year because states in the United States began to implement stay-at-home orders, the number of transactions and resulting revenue was approximately 15% lower in March than in February and 40% lower than March during the month of April.
Paycheck Protection Program [Member]
Liquidity and Capital Resources (Textual)
Loan and security agreement, description			The Company has applied for a Paycheck Protection Program loan for approximately $225,000 under the CARES Act and it is planning a public offering of its Common Stock during 2020.

[1]	Includes the consolidated results from operations of OLB, CrowdPay and Omnisoft from January 1, 2018 through December 31, 2018 and the net assets acquired from GACP from April 9, 2018 through December 31, 2018.